Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Amortization expense of intangible assets
2016	¥ 44,269
2017	23,052
2018	19,076
2019	11,070
2020	¥ 8,744